Filed pursuant to Rule 497(e)
File Nos. 33-78944 and 811-08512
PREMIER VIT
Supplement Dated November 13, 2008
to the Prospectus Dated May 1, 2008
At a meeting of the Board of Trustees of Premier VIT (the “Fund”) held on November 11, 2008, the Board approved the closing and termination of the OpCap Balanced Portfolio and the OpCap Equity Portfolio (“the Portfolios”). The Portfolios will cease accepting new investments as soon as reasonably practicable given the operational considerations of the user insurance companies. Within a reasonable time thereafter, the Portfolios will close and permanently cease operations. Shareholders of the Portfolios are encouraged to find a suitable replacement investment for any assets they have invested in the Portfolios before the closing and termination.

PREMIER VIT
OpCap Balanced Portfolio
Supplement Dated November 13, 2008
to the Prospectus Dated May 1, 2008
At a meeting of the Board of Trustees of Premier VIT (“the Fund”) held on November 11, 2008, the Board approved the closing and termination of the above-referenced Portfolio of the Fund. The Portfolio will cease accepting new investments as soon as reasonably practicable given the operational considerations of the user insurance companies. Within a reasonable time thereafter, the Portfolio will close and permanently cease operations. Shareholders of the Portfolio are encouraged to find a suitable replacement investment for any assets they have invested in the Portfolio before the closing and termination.

PREMIER VIT
OpCap Equity Portfolio
Supplement Dated November 13, 2008
to the Prospectus Dated May 1, 2008
At a meeting of the Board of Trustees of Premier VIT (“the Fund”) held on November 11, 2008, the Board approved the closing and termination of the above-referenced Portfolio of the Fund. The Portfolio will cease accepting new investments as soon as reasonably practicable given the operational considerations of the user insurance companies. Within a reasonable time thereafter, the Portfolio will close and permanently cease operations. Shareholders of the Portfolio are encouraged to find a suitable replacement investment for any assets they have invested in the Portfolio before the closing and termination.

PREMIER VIT
OpCap Equity Portfolio
OpCap Managed Portfolio
OpCap Mid Cap Portfolio
NACM Small Cap Portfolio
(formerly, OpCap Small Cap Portfolio)
Supplement November 13, 2008
to the Prospectus Dated May 1, 2008
At a meeting of the Board of Trustees of Premier VIT (the “Fund”) held on November 11, 2008, the Board approved the closing and termination of the OpCap Equity Portfolio (“the Portfolio”). The Portfolio will cease accepting new investments as soon as reasonably practicable given the operational considerations of the user insurance companies. Within a reasonable time thereafter, the Portfolio will close and permanently cease operations. Shareholders of the Portfolio are encouraged to find a suitable replacement investment for any assets they have invested in the Portfolio before the closing and termination.